Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.1%

Security	Principal Amount (000's omitted)*		Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		3,752	$ 3,764,494
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,501	4,813,011
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,595,306
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	12,749,113
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,483,165
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)		9,174	8,764,754
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,706,723
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		647	615,182
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,397,232
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,076,501
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	11,867,005
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		8,412	8,298,348
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		5,411	5,268,910
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		9,930	9,914,902
ExteNet LLC, Series 2019-1A, Class A2, 3.204%, 7/25/49(1)		6,921	6,905,813
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,941	1,827,649
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		7,775	7,794,668
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		5,210	4,678,255
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		4,391	4,281,506
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		6,200	6,297,669
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,158	1,123,813
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		3,595	3,597,615
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		3,167	2,531,430
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		8,719	7,776,264
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		2,051	1,867,302
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)		2,312	2,105,708
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)		1,031	943,996
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		3,602	3,466,478
Security	Principal Amount (000's omitted)*	Value
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	856	$ 836,033
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	1,142	1,142,215
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	1,962	1,964,900
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	6,135	6,102,319
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,833	1,469,439
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	647	586,036
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	411	359,939
Marlette Funding Trust:
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,947	1,946,670
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	1,555	1,560,043
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	8,450	8,501,616
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	5,129	5,192,821
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,590	1,476,942
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	5,232	4,627,852
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	553	478,173
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	463	396,153
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,134	951,933
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,412	1,163,754
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	5,134	4,664,775
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	81	77,322
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,262	4,716,674
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	5,958,011
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,911	2,718,214
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	12,113	11,860,310
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	553	536,290
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	5,919	5,604,862
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,587	1,506,285
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	28,977,230
Series 2022-3, Class B, 8.533%, 1/8/30(1)	5,538	5,557,254
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	15,445	15,432,876
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	873	853,611
Series 2021-5, Class B, 2.63%, 8/15/29(1)	1,589	1,581,295
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,691,630
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	498	490,084
Series 2022-1, Class A, 2.03%, 10/15/29(1)	719	715,786
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	8,096	8,117,730

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,071	$ 2,810,527
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	11,853	11,461,484
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 7/15/24, 10/15/49(1)(3)	3,300	3,278,854
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,902	1,695,248
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,238	1,891,016
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,340	9,830,043
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	3,601	3,635,323
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	418	418,033
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	788	758,425
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,433	4,216,038
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,373	2,171,450
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	4,099	3,900,744
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,689	1,536,768
Series 2021-B, Class A, 1.62%, 7/20/48(1)	8,202	7,051,834
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,954	2,613,039
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	831	665,128
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,360	5,848,622
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	8,620	8,392,204
Series 2023-B, Class B, 5.60%, 8/22/50(1)	2,735	2,636,925
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	2,868	2,893,473
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	6,030	4,905,820
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,015	1,568,488
Sunnova Sol Issuer LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,282	1,100,869
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,124	3,323,188
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,553	2,332,597
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	3,681	3,016,493
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	23,932	22,060,184
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,012	2,479,032
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,131	1,048,423
Security	Principal Amount (000's omitted)*	Value
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	963	$ 970,537
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	2,569	2,322,268
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	9,627,891
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,425,984
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,415	4,654,117
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,866	1,645,787
Series 2020-A, Class C, 6.657%, 3/15/45(1)	514	475,482
Total Asset-Backed Securities (identified cost $445,361,155)		$424,992,227

Collateralized Mortgage Obligations — 5.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.335%, (30-day SOFR Average + 1.00%), 9/25/31(1)(4)	$3,470	$ 3,463,936
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	7,400	6,742,714
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)	10,470	10,828,330
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	4,268	4,292,663
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	5,922	6,024,111
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	685	683,257
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.60%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	2,905	3,393,035
Series 2020-HQA2, Class B1, 9.55%, (30-day SOFR Average + 4.214%), 3/25/50(1)(4)	5,321	6,041,630
Series 2021-DNA2, Class B1, 8.735%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	7,095	7,958,355
Series 2021-DNA2, Class B2, 11.335%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	4,000	4,701,796
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(4)	132	132,898
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	3,460	3,482,134
Series 2022-HQA1, Class M1A, 7.435%, (30-day SOFR Average + 2.10%), 3/25/42(1)(4)	861	872,889
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.35%, (30-day SOFR Average + 3.014%), 7/25/24(4)	281	282,241
Series 2019-R01, Class 2B1, 9.80%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	10,565	11,532,520

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R03, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 9/25/31(1)(4)	$4,313	$ 4,627,319
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	19,136	20,003,283
Series 2019-R07, Class 1B1, 8.85%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	9,024	9,413,196
Series 2020-R01, Class 1B1, 8.70%, (30-day SOFR Average + 3.364%), 1/25/40(1)(4)	3,000	3,138,636
Series 2020-R02, Class 2B1, 8.45%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	4,570	4,720,932
Series 2021-R01, Class 1B2, 11.335%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	10,132	10,736,134
Series 2021-R02, Class 2B1, 8.635%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	1,647	1,713,247
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,949,373
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,078,007
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,341,708
Series 2023-149, Class S, 5.451%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	1,907	1,965,406
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,027,180
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,578,862
Home Re Ltd., Series 2021-1, Class M2, 8.30%, (30-day SOFR Average + 2.964%), 7/25/33(1)(4)	2,500	2,525,141
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	4,911	5,010,431
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	4,000	4,069,471
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 8.46%, (1 mo. SOFR + 3.115%), 3/25/26(1)(4)	1,360	1,377,186
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(4)	3,000	3,040,917
Series 2022-GT1, Class A, 9.585%, (30-day SOFR Average + 4.25%), 5/25/27(1)(4)	4,680	4,750,274
Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	7,480	7,565,856
Radnor RE Ltd., Series 2021-2, Class M1A, 7.185%, (30-day SOFR Average + 1.85%), 11/25/31(1)(4)	37	37,280
Total Collateralized Mortgage Obligations (identified cost $164,577,404)		$171,102,348

Commercial Mortgage-Backed Securities — 10.7%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$9,685	$ 6,210,504
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	4,805	1,079,935
BPR Trust, Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	9,995	10,046,240
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(4)	$10,584	$ 10,438,903
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(4)	8,166	8,006,508
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	7,717	7,608,557
CSMC Trust:
Series 2021-BPNY, Class A, 9.158%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)	3,400	3,082,816
Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	5,285	5,307,210
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(4)	11,977	11,940,401
Series 2021-ESH, Class B, 6.824%, (1 mo. SOFR + 1.494%), 7/15/38(1)(4)	2,525	2,517,090
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(4)	11,695	11,676,672
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.606%, 3/25/29(2)	6,259	6,154,292
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	17,890,775
Series KG08, Class A2, 4.134%, 5/25/33(2)	32,787	31,184,311
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,652,002
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	5,143,994
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	1,896	1,781,131
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.028%, 9/25/27(2)	4,407	4,163,493
Series 2018-M4, Class A2, 3.167%, 3/25/28(2)	4,923	4,647,890
Series 2018-M13, Class A2, 3.863%, 9/25/30(2)	13,305	12,629,843
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	10,765	10,280,689
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,732	9,681,908
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	11,972,982
Series 2023-M1S, Class A2, 4.651%, 4/25/33(2)	16,881	16,535,068
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(4)	7,665	7,684,584
Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(4)	5,989	6,023,739
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	5,322	5,524,937
Great Wolf Trust, Series 2024-WLF2, Class A, 7.02%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)	10,857	10,869,596
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.197%), 5/15/38(1)(4)	16,052	16,024,162
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.97%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	6,895	6,873,332
Series 2024-DPLO, Class C, 7.869%, (1 mo. SOFR + 2.54%), 6/15/41(1)(4)	6,660	6,646,769
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	325,347

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	$385	$ 25,294
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.261%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	7,420	7,420,007
Med Trust:
Series 2021-MDLN, Class D, 7.444%, (1 mo. SOFR + 2.114%), 11/15/38(1)(4)	7,774	7,769,210
Series 2021-MDLN, Class E, 8.594%, (1 mo. SOFR + 3.264%), 11/15/38(1)(4)	2,329	2,331,339
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(4)	4,994	5,022,098
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.72%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	10,331	10,295,693
TX Trust:
Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	4,740	4,707,468
Series 2024-HOU, Class D, 8.558%, (1 mo. SOFR + 3.239%), 6/15/39(1)(4)	4,000	3,978,291
Series 2024-HOU, Class E, 9.706%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)	2,859	2,846,661
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	8,652	8,996,775
VMC Finance LLC:
Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(4)	3,789	3,716,995
Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(4)	13,365	13,102,123
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(2)	1,330	1,064,665
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	2,700	1,687,500
Total Commercial Mortgage-Backed Securities (identified cost $364,299,616)		$346,569,799

Convertible Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 0.0%(6)
Ford Motor Co., 0.00%, 3/15/26	$675	$ 684,113
		$ 684,113
Consumer, Non-cyclical — 0.1%
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$575	$ 571,722
Block, Inc., 0.125%, 3/1/25	650	628,737
Dexcom, Inc., 0.25%, 11/15/25	550	552,062
Jazz Investments I Ltd., 2.00%, 6/15/26(7)	550	530,337
		$ 2,282,858
Security	Principal Amount (000's omitted)	Value
Energy — 0.0%(6)
NextEra Energy Partners LP, 2.50%, 6/15/26(1)(7)	$800	$ 733,003
		$ 733,003
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	$600	$ 570,276
BILL Holdings, Inc., 0.00%, 12/1/25	550	509,575
Rapid7, Inc., 0.25%, 3/15/27	650	584,102
Tyler Technologies, Inc., 0.25%, 3/15/26	650	715,000
		$ 2,378,953
Total Convertible Bonds (identified cost $6,317,720)		$6,078,927

Corporate Bonds — 34.3%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese U.S. Holdings LLC:
6.55%, 11/15/30	$5,100	$ 5,331,835
6.70%, 11/15/33	2,845	2,991,188
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(7)	7,090	6,782,222
		$ 15,105,245
Communications — 1.2%
AT&T, Inc., 3.65%, 6/1/51	$8,865	$ 6,266,702
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	23,521	17,271,655
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	7,560	7,303,044
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	5,800	5,438,194
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	2,440	1,808,252
SES SA, 5.30%, 4/4/43(1)	1,457	1,058,767
		$39,146,614
Consumer, Cyclical — 3.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$7,335	$7,276,252
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	2,550	2,519,598
4.75%, 10/20/28(1)	4,954	4,826,666
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	5,425	5,385,745
7.122%, 11/7/33	4,439	4,693,278
7.20%, 6/10/30	2,030	2,136,422
7.35%, 11/4/27	6,678	6,961,623
7.35%, 3/6/30	4,488	4,752,119

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Financial Co., Inc.:
5.60%, 6/18/31	$7,500	$ 7,446,479
5.80%, 1/7/29	4,030	4,067,360
5.95%, 4/4/34	5,585	5,591,963
Hyundai Capital America:
5.30%, 6/24/29(1)	9,905	9,854,305
5.40%, 6/24/31(1)(7)	6,087	6,037,919
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	4,400	3,956,103
4.375%, 1/15/31(1)(7)	7,749	6,907,346
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,191	2,037,710
Tapestry, Inc.:
7.00%, 11/27/26	3,906	4,015,701
7.35%, 11/27/28	7,907	8,208,610
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	8,902	6,935,663
		$103,610,862
Consumer, Non-cyclical — 1.9%
AbbVie, Inc., 5.50%, 3/15/64	$4,761	$4,703,728
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	1,014	958,528
4.25%, 11/1/29(1)	5,174	4,855,227
5.95%, 10/15/33(1)	7,500	7,519,815
Bristol-Myers Squibb Co., 5.65%, 2/22/64	8,954	8,753,579
Centene Corp.:
2.50%, 3/1/31	6,085	4,998,376
3.375%, 2/15/30	2,435	2,163,165
4.25%, 12/15/27	2,693	2,573,475
Conservation Fund, 3.474%, 12/15/29	3,965	3,586,577
CVS Pass-Through Trust, 6.036%, 12/10/28	946	948,587
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	6,048,822
Ford Foundation, 2.415%, 6/1/50	6,560	3,945,556
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,922,549
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	873,910
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,711,078
3.00%, 10/15/30(1)	1,114	946,481
		$60,509,453
Energy — 0.5%
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)	$3,485	$3,542,234
6.95%, 3/5/54(1)	2,250	2,290,232
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	4,720,815
5.00%, 1/31/28(1)	7,060	6,750,481
		$17,303,762
Security	Principal Amount (000’s omitted)	Value
Financial — 21.4%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(8)	$5,700	$ 5,777,363
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(8)	3,530	3,508,416
Air Lease Corp., 5.20%, 7/15/31	8,450	8,260,421
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 7.00%, 1/15/31(1)	7,600	7,683,936
Ally Financial, Inc.:
2.20%, 11/2/28	14,383	12,460,170
4.70% to 5/15/26(8)(9)	9,172	8,099,936
6.848% to 1/3/29, 1/3/30(8)	1,496	1,537,778
8.00%, 11/1/31	2,185	2,412,692
American Assets Trust LP, 3.375%, 2/1/31	2,454	2,012,012
American National Group LLC, 6.144%, 6/13/32(1)	6,355	6,099,871
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,503,413
Antares Holdings LP, 6.50%, 2/8/29(1)	7,800	7,685,438
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(8)	1,200	1,157,054
5.294%, 8/18/27	2,800	2,782,653
6.35%, 3/14/34	7,200	7,209,274
6.938%, 11/7/33	3,800	4,153,392
9.625% to 11/21/28(7)(8)(9)	4,000	4,294,236
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(8)	8,268	8,182,775
3.419% to 12/20/27, 12/20/28(8)	13,510	12,707,667
3.824% to 1/20/27, 1/20/28(8)	16,117	15,538,003
5.468% to 1/23/34, 1/23/35(8)	10,255	10,248,402
5.819% to 9/15/28, 9/15/29(8)	4,153	4,240,724
5.933% to 9/15/26, 9/15/27(8)	13,485	13,633,258
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(8)	7,705	7,975,977
BBVA Bancomer SA:
1.875%, 9/18/25(1)	5,136	4,903,760
5.125% to 1/18/28, 1/18/33(1)(8)	1,686	1,537,736
8.125% to 1/8/34, 1/8/39(1)(8)	9,539	9,666,231
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)(7)	10,750	10,694,564
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)(7)	2,575	2,541,151
7.75%, 1/15/29	5,000	5,165,576
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	7,779,619
BNP Paribas SA, 7.75% to 8/16/29(1)(8)(9)	13,325	13,471,775
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(8)	5,000	4,991,475
Broadstone Net Lease LLC, 2.60%, 9/15/31	3,193	2,539,192
Brookfield Finance, Inc., 5.675%, 1/15/35	13,916	13,774,675
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(8)	10,364	10,950,648
Capital One Financial Corp., 4.20%, 10/29/25	2,950	2,890,453
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(8)	12,717	13,247,699
CI Financial Corp., 3.20%, 12/17/30	10,256	8,088,406
Citigroup, Inc., 4.00% to 12/10/25(8)(9)	3,895	3,739,890
COPT Defense Properties LP, 2.90%, 12/1/33	8,716	6,868,491
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(8)	15,450	15,552,869

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Credit Agricole SA: (continued)
6.316% to 10/3/28, 10/3/29(1)(8)	$3,203	$ 3,290,939
Enact Holdings, Inc., 6.25%, 5/28/29	12,985	12,994,120
EPR Properties:
3.60%, 11/15/31	2,180	1,818,567
3.75%, 8/15/29	7,785	6,944,597
4.95%, 4/15/28	7,023	6,726,149
Essent Group Ltd., 6.25%, 7/1/29(10)	6,245	6,244,128
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	13,342	11,048,188
6.75%, 3/15/54(1)	3,564	3,527,650
7.95%, 6/15/33(1)	3,581	3,933,932
7.95% to 7/15/29, 10/15/54(1)(8)	7,412	7,469,184
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(10)	24,353	23,863,733
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	3,150	2,973,307
3.75%, 9/15/30(1)(7)	3,425	2,990,546
6.00%, 4/15/25(1)	6,528	6,527,078
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,244,236
8.248% to 11/21/32, 11/21/33(1)(8)	11,790	13,010,895
Jefferies Financial Group, Inc., 6.20%, 4/14/34	11,634	11,789,623
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(8)	16,896	16,802,146
5.766% to 4/22/34, 4/22/35(8)	11,205	11,500,707
6.254% to 10/23/33, 10/23/34(8)	8,385	8,897,834
KeyBank NA, 5.85%, 11/15/27	17,347	17,295,512
KeyCorp, 6.619%, (SOFR + 1.25%), 5/23/25(4)	3,885	3,871,210
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	9,415	8,821,011
LPL Holdings, Inc., 4.00%, 3/15/29(1)	9,060	8,449,486
Nuveen LLC, 5.85%, 4/15/34(1)	8,306	8,343,494
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	8,074	7,042,812
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(8)	9,874	9,741,996
6.066% to 1/19/34, 1/19/35(1)(8)	7,559	7,488,621
8.50% to 3/25/34(1)(8)(9)	15,432	14,656,775
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,409,382
Swedbank AB:
5.407%, 3/14/29(1)	3,525	3,532,632
6.136%, 9/12/26(1)	8,620	8,769,682
Synchrony Bank, 5.40%, 8/22/25	3,488	3,462,900
Synchrony Financial, 4.50%, 7/23/25	9,400	9,245,541
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	6,445	5,797,443
5.625%, 2/15/28	4,830	4,668,570
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,024	2,741,775
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	12,137	12,608,668
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
TPG Operating Group II LP, 5.875%, 3/5/34(7)	$15,250	$ 15,320,595
Truist Financial Corp., 5.435% to 1/24/29, 1/24/30(7)(8)	4,723	4,711,639
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(8)	5,693	5,709,394
5.678% to 1/23/34, 1/23/35(8)	20,569	20,655,966
5.85% to 10/21/32, 10/21/33(8)	3,390	3,444,608
UBS Group AG:
4.375% to 2/10/31(1)(8)(9)	2,686	2,185,205
9.016% to 11/15/32, 11/15/33(1)(8)	6,082	7,334,650
9.25% to 11/13/33(1)(8)(9)	7,000	7,856,744
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(8)	6,576	6,309,293
5.459% to 6/30/30, 6/30/35(1)(8)	4,317	4,046,794
Ventas Realty LP, 5.625%, 7/1/34	9,866	9,784,206
		$693,473,234
Government - Multinational — 3.4%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$7,205	$7,109,789
4.25%, 3/13/34	14,385	14,059,868
European Investment Bank, 3.25%, 11/15/27	44,000	42,218,087
Inter-American Development Bank, 3.50%, 9/14/29	7,300	6,977,711
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	11,660,351
4.00%, 1/10/31	28,000	27,283,838
		$109,309,644
Industrial — 0.6%
MasTec, Inc., 5.90%, 6/15/29	$7,315	$7,351,655
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)	5,670	5,643,156
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	7,073	6,937,636
		$19,932,447
Technology — 1.4%
Concentrix Corp., 6.60%, 8/2/28(7)	$22,532	$22,814,425
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	2,935	2,459,028
6.35%, 2/20/34	11,635	11,825,203
Seagate HDD Cayman, 9.625%, 12/1/32	6,112	6,976,942
		$44,075,598
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	$2,429	$2,069,094
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	324	321,975

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	$5,126	$ 4,749,734
		$ 7,140,803
Total Corporate Bonds (identified cost $1,132,664,422)		$1,109,607,662

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$5,000	$ 4,902,450
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,902,450

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,160,418
Series A2, 6.375%	211,400	2,779,910
		$ 3,940,328
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%(7)	102,136	$ 2,078,468
		$ 2,078,468
Total Preferred Stocks (identified cost $10,509,717)		$ 6,018,796

Senior Floating-Rate Loans — 1.3%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	$2,160	$ 2,171,093
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	833	837,118
		$ 3,008,211
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 9/22/28	$2,988	$ 2,999,996
		$ 2,999,996
Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.1%
Delta 2 Lux SARL, Term Loan, 1/15/30(14)	$3,000	$ 3,011,250
		$ 3,011,250
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.75%), 10/23/28	$2,993	$ 3,003,004
		$ 3,003,004
Insurance — 0.2%
AmWINS Group, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 2/19/28	$2,992	$ 2,993,345
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	2,993	3,002,283
USI, Inc., Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29	2,992	2,997,488
		$8,993,116
IT Services — 0.2%
Informatica LLC, Term Loan, 10/27/28(14)	$3,000	$3,011,250
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28	2,992	2,999,699
		$6,010,949
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/8/27	$2,954	$2,973,597
ICON Luxembourg SARL, Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	776	779,521
PRA Health Sciences, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	193	194,218
		$3,947,336
Machinery — 0.2%
Gates Global LLC, Term Loan, 3/31/27(14)	$3,000	$3,010,713
TK Elevator U.S. Newco, Inc., Term Loan, 4/30/30(14)	3,000	3,020,157
		$6,030,870
Professional Services — 0.1%
Trans Union LLC, Term Loan, 7.344%, (SOFR + 2.00%), 12/1/28	$2,992	$2,998,646
		$2,998,646
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.339%, (SOFR + 2.00%), 6/22/28	$2,992	$3,000,303
		$3,000,303
Total Senior Floating-Rate Loans (identified cost $43,030,722)		$43,003,681

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 1.0%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$12,000	$ 11,070,801
4.375%, 2/28/34	22,344	22,180,756
Total Sovereign Government Bonds (identified cost $33,767,718)		$ 33,251,557

Taxable Municipal Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 759,907
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,725,752
New York City, NY, 5.206%, 10/1/31(15)	1,030	1,029,506
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,704,002
		$ 8,219,167
Special Tax Revenue — 0.9%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,291,091
Social Bonds, 2.484%, 6/1/27	3,980	3,721,817
Social Bonds, 2.534%, 6/1/28	4,980	4,584,190
Social Bonds, 2.584%, 6/1/29	2,715	2,457,971
Social Bonds, 2.984%, 6/1/33	3,060	2,624,654
Social Bonds, 3.034%, 6/1/34	2,195	1,854,117
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(15)	3,800	3,814,592
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(15)	3,215	3,265,025
		$27,613,457
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,052,158
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,151,763
Green Bonds, 2.184%, 9/1/31	1,985	1,679,290
Green Bonds, 2.264%, 9/1/32	1,780	1,478,450
Green Bonds, 2.344%, 9/1/33	1,945	1,585,720
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,794,759
Green Bonds, 1.701%, 5/1/31	1,925	1,591,224
		$11,333,364
Total Taxable Municipal Obligations (identified cost $53,491,774)		$47,165,988

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$2,726	$ 2,719,614
2.738%, 8/1/25	2,726	2,660,113
3.435%, 8/1/34	3,105	2,724,131
3.485%, 8/1/35	1,745	1,519,979
3.535%, 8/1/36	929	806,143
3.585%, 8/1/37	3,215	2,768,630
3.635%, 8/1/38	657	564,626
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,285	1,176,822
2.36%, 10/15/29	1,064	989,619
3.52%, 9/20/32	3,837	3,652,664
Total U.S. Government Agencies and Instrumentalities (identified cost $22,052,950)		$19,582,341

U.S. Government Agency Mortgage-Backed Securities — 19.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,214	$ 1,092,586
5.50%, 7/1/53	12,878	12,714,971
6.00%, with various maturities to 2053	16,188	16,258,125
Federal National Mortgage Association:
2.00%, 4/1/51	3,294	2,643,485
2.68%, 7/1/26	2,837	2,715,899
3.00%, with various maturities to 2049	6,959	6,019,266
4.00%, with various maturities to 2048	6,506	6,049,959
5.00%, 1/1/54	2,817	2,724,587
5.50%, 7/1/53	19,164	18,919,400
Government National Mortgage Association II:
2.50%, with various maturities to 2051	16,072	13,380,186
6.00%, with various maturities to 2053	11,112	11,245,844
6.50%, with various maturities to 2053	3,682	3,785,900
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(16)	159,545	146,008,612
4.50%, 30-Year, TBA(16)	79,826	75,270,290
5.00%, 30-Year, TBA(16)	254,359	245,863,727
5.50%, 30-Year, TBA(16)	65,662	64,771,968
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $634,290,846)		$629,464,805

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 19.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.625%, 5/15/53	$8,201	$ 6,980,140
4.00%, 11/15/42	190,820	175,904,734
4.00%, 11/15/52	19,701	17,951,655
4.25%, 2/15/54	21,989	20,942,805
4.50%, 2/15/44	16,324	16,017,925
4.625%, 5/15/44(7)	2,754	2,749,267
4.75%, 11/15/53	16,400	16,957,344
U.S. Treasury Notes:
3.625%, 5/31/28	1,179	1,145,541
3.75%, 12/31/28	8,000	7,797,188
4.00%, 2/15/34	15,227	14,783,276
4.125%, 7/31/28	1,007	996,478
4.125%, 3/31/29	23,464	23,228,902
4.25%, 2/28/29	7,000	6,969,785
4.375%, 8/31/28	11,566	11,553,801
4.375%, 5/15/34	29,842	29,853,657
4.50%, 5/31/29	89,796	90,420,362
4.625%, 9/15/26	2,929	2,925,568
4.875%, 11/30/25	157,420	157,263,195
4.875%, 4/30/26	24,000	24,038,437
4.875%, 5/31/26	6,895	6,909,544
Total U.S. Treasury Obligations (identified cost $641,285,485)		$635,389,604

Short-Term Investments — 9.7%
Affiliated Fund — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(17)	124,509,980	$ 124,509,980
Total Affiliated Fund (identified cost $124,509,980)		$ 124,509,980
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(18)	27,526,818	$ 27,526,818
Total Securities Lending Collateral (identified cost $27,526,818)		$ 27,526,818

U.S. Treasury Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/13/24	$163,000	$ 161,980,449
Total U.S. Treasury Obligations (identified cost $161,978,341)		$ 161,980,449
Total Short-Term Investments (identified cost $314,015,139)		$ 314,017,247
Total Investments — 117.2% (identified cost $3,870,664,668)		$3,791,147,432

Other Assets, Less Liabilities — (17.2)%	$ (557,260,893)
Net Assets — 100.0%	$3,233,886,539

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,196,540,304 or 37.0% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2024.
(6)	Amount is less than 0.05%.
(7)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $37,600,801 and the total market value of the collateral received by the Fund was $39,004,302, comprised of cash of $27,526,818 and U.S. government and/or agencies securities of $11,477,484.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	When-issued security.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $4,902,450, which represents 0.2% of the net assets of the Fund as of June 30, 2024.

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,867,176	CAD	5,298,108	BNP Paribas	7/24/24	$ —	$(7,525)
						$ —	$(7,525)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,464	Long	9/30/24	$503,195,000	$1,529,606
U.S. 5-Year Treasury Note	3,621	Long	9/30/24	385,919,391	3,296,130
U.S. 10-Year Treasury Note	663	Long	9/19/24	72,919,641	589,480
U.S. Long Treasury Bond	580	Long	9/19/24	68,621,250	1,388,121
U.S. Ultra-Long Treasury Bond	113	Long	9/19/24	14,163,844	267,286
U.S. Ultra 10-Year Treasury Note	(1,219)	Short	9/19/24	(138,394,594)	(758,079)
					$6,312,544
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $129,412,430, which represents 4.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 6,986,162	$ —	$ (7,250,233)	$ —	$228,914	$ —	$ 358,624	$ —
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	4,931,450	—	(5,000,000)	—	68,550	—	15,417	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	5,000,000	—	—	(97,550)	4,902,450	136,111	5,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	69,542,633	946,221,883	(891,254,536)	—	—	124,509,980	4,687,636	124,509,980
Total				$ —	$199,914	$129,412,430	$5,197,788

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$424,992,227	$ —	$424,992,227

Calvert
Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$171,102,348	$ —	$171,102,348
Commercial Mortgage-Backed Securities	—	346,569,799	—	346,569,799
Convertible Bonds	—	6,078,927	—	6,078,927
Corporate Bonds	—	1,109,607,662	—	1,109,607,662
High Social Impact Investments	—	4,902,450	—	4,902,450
Preferred Stocks	6,018,796	—	—	6,018,796
Senior Floating-Rate Loans	—	43,003,681	—	43,003,681
Sovereign Government Bonds	—	33,251,557	—	33,251,557
Taxable Municipal Obligations	—	47,165,988	—	47,165,988
U.S. Government Agencies and Instrumentalities	—	19,582,341	—	19,582,341
U.S. Government Agency Mortgage-Backed Securities	—	629,464,805	—	629,464,805
U.S. Treasury Obligations	—	635,389,604	—	635,389,604
Short-Term Investments:
Affiliated Fund	124,509,980	—	—	124,509,980
Securities Lending Collateral	27,526,818	—	—	27,526,818
U.S. Treasury Obligations	—	161,980,449	—	161,980,449
Total Investments	$158,055,594	$3,633,091,838	$ —	$3,791,147,432
Futures Contracts	$7,070,623	$ —	$ —	$7,070,623
Total	$165,126,217	$3,633,091,838	$ —	$3,798,218,055
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(7,525)	$ —	$(7,525)
Futures Contracts	(758,079)	—	—	(758,079)
Total	$(758,079)	$(7,525)	$ —	$(765,604)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.